Interest Expense and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Interest costs [abstract]
Interest Expense and Finance Costs

	For the year ended December 31,
	2022	2021	2020
Interest payable on long-term borrowings	2,047	1,958	3,721
Bank charges	60	59	69
Amortization of debt discount	165	547	293
Operating lease liability interest	54	52	44
Other finance expenses	34	646	28
Gain from termination of lease liability	(40)	—	—
Total	2,320	3,262	4,155